REVENUE - Disclosure of detailed information about revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue [Line Items]
Royalty revenue	$ 2,164,785	$ 2,639,200
Other fixed royalty payments	248,643	330,557
Total revenue	2,413,428	2,969,757
Wharf [Member]
Revenue [Line Items]
Royalty revenue	1,049,784	1,449,735
El Realito [Member]
Revenue [Line Items]
Royalty revenue	403,823	0
COSE [Member]
Revenue [Line Items]
Royalty revenue	228,133	748,680
Joaquin [Member]
Revenue [Line Items]
Royalty revenue	$ 483,045	$ 440,785